UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Collateral Investment Trust

Semiannual Report
6.30.10

John Hancock Collateral Investment Trust

Table of Contents

Your expenses	Page 2
Portfolio summary	Page 3
Portfolio of investments	Page 4
Financial statements	Page 9
Financial highlights	Page 12
Notes to financial statements	Page 13
More information	Page 16

1

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2010 with with the same investment held until June 30, 2010.

	Account value	Ending value	Expenses paid during
	on 1-1-10	on 6-30-10	period ended 6-30-10[1]

Common
Shares	$1,000.00	$1,001.10	$0.30

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2010, with the same investment held until June 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-10	on 6-30-10	period ended 6-30-10[1]

Common
Shares	$1,000.00	$1,024.50	$0.30

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.06%, for the Fund's shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Portfolio Summary

		Percentage of Net
Top 10 Issuers [1]	Yield*	Assets

Govco LLC
07/07/2010 to 09/22/10	0.280 to 0.540%	5.2%
Bank of Nova Scotia
07/01/2010 to 08/20/10	0.060 to 0.270%	4.8%
Societe Generale North America, Inc.
07/06/10 to 08/27/10	0.240 to 0.420%	4.8%
UBS Finance (Delaware) LLC
07/01/10 to 08/13/10	0.140 to 0.295%	4.8%
Wells Fargo & Company
08/20/10 to 01/24/11	0.628 to 3.980%	4.7%
Nestle Capital Corp.
07/01/10 to 09/24/10	0.010 to 0.300%	4.5%
General Electric Capital Corp.
08/20/10 to 02/01/11	0.366 to 4.875%	4.4%
Jupiter Securitization Company LLC
07/12/10 to 09/16/10	0.320 to 0.430%	4.0%
Falcon Asset Securitization Company LLC
07/08/10 to 09/17/10	0.300 to 0.430%	3.9%
Bank of America Corp.
08/01/10 to 08/13/10	0.444 to 0.593%	3.8%

Sector Composition [1,2]
Financials	75%
Temporary Liquidity Guarantee Program	7%
Information Technology	6%
Consumer Staples	5%
U.S. Government & Agency Obligations	4%
Consumer Discretionary	1%
Health Care	1%
Industrials	1%

Portfolio Composition [1,2]
Commercial Paper	61%
Corporate Interest-Bearing Obligations	24%
Temporary Liquidity Guarantee Program	7%
Asset Backed Securities	4%
U.S. Government & Agency Obligations	4%

1 As a percentage of net assets on June 30, 2010.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

3

John Hancock Collateral Investment Trust

As of June 30, 2010 (Unaudited)

Maturity Date	Yield*	Par value	Value

Asset Backed Securities 3.77%			$244,619,729

(Cost $244,666,646)
Bank of America Auto Trust (S)
02/15/11	0.262%	$15,806,260	15,801,048
Bank of America Auto Trust, Series 2010-2, Class A1
07/15/11	0.619	22,000,000	22,001,188
CNH Equipment Trust
12/03/10 to 04/15/11	0.354 to 0.421	39,294,188	39,287,945
Ford Credit Auto Lease Trust (S)
02/15/11	0.283	18,108,586	18,104,984
Ford Credit Auto Owner Trust (S)
12/15/10	0.295	4,476,315	4,475,947
Hyundai Auto Receivables Trust, Series 2010-A, Class A1
05/16/11	0.398	21,393,786	21,387,584
John Deere Owner Trust, Series 2010-A, Class A1
05/16/11	0.344	74,408,830	74,397,416
Mercedes-Benz Auto Receivables Trust, Series 2010-1,
Class A1
05/13/11	0.309	36,499,040	36,484,663
Nissan Auto Lease Trust, Series 2010-A, Class A1
06/15/11	0.561	12,679,641	12,678,954

Commercial Paper 61.18%			$3,968,882,653

(Cost $3,968,821,168)
American Honda Finance Corp.
07/07/10 to 09/21/10	0.270 to 0.390%	$184,500,000	184,446,725
AT&T, Inc.
07/01/10	0.060	28,000,000	28,000,000
Bank of Nova Scotia
07/01/10 to 08/20/10	0.060 to 0.270	314,600,000	314,584,388
Barclays US Funding Corp.
07/01/10	0.150	50,000,000	50,000,000
Barclays US Funding LLC
07/12/10 to 08/25/10	0.350 to 0.400	215,000,000	214,925,300
BNP Paribas Finance, Inc.
07/06/10	0.240	30,000,000	29,999,100
CAFCO LLC (S)
07/01/10 to 09/15/10	0.230 to 0.520	130,000,000	129,959,950
CAFCO LLC
07/14/10	0.290	50,000,000	49,995,000
Deutsche Bank Financial LLC
07/01/10	0.010	178,000,000	178,000,000
Falcon Asset Securitization Company LLC (S)
07/08/10 to 09/17/10	0.300 to 0.430	218,830,000	218,781,437
Falcon Asset Securitization Company LLC
07/14/10 to 07/15/10	0.320 to 0.380	35,000,000	34,998,250
General Electric Capital Corp.
07/12/10	0.270	45,000,000	44,998,650

4

John Hancock Collateral Investment Trust

As of June 30, 2010 (Unaudited)

Maturity Date	Yield*	Par value	Value

Commercial Paper (continued)

Govco LLC (S)
07/07/10 to 09/22/10	0.280 to 0.540%	$340,534,000	$340,276,673
International Business Machines Corp.
07/08/10	0.110	11,900,000	11,899,286
John Deere Bank S.A. (S)
07/21/10	0.170	36,000,000	35,996,600
John Deere Credit Ltd. (S)
07/23/10	0.160	17,000,000	16,998,338
JPMorgan Chase & Company
07/01/10 to 07/06/10	0.000 to 0.150	25,700,000	25,699,829
Jupiter Securitization Company LLC (S)
07/19/10 to 09/16/10	0.320 to 0.430	101,000,000	100,956,360
Jupiter Securitization Company LLC
07/12/10 to 07/15/10	0.320 to 0.320	157,684,000	157,664,424
Nestle Capital Corp. (S)
08/02/10 to 09/24/10	0.240 to 0.300	290,000,000	289,858,600
Nestle Capital Corp.
07/01/10	0.010	3,000,000	3,000,000
Old Line Funding LLC
07/07/10 to 07/14/10	0.320 to 0.320	127,118,000	127,114,477
Old Line Funding LLC (S)
07/08/10 to 07/08/10	0.270 to 0.280	60,000,000	59,998,800
Pfizer, Inc. (S)
07/14/10	0.800	65,000,000	64,994,800
Rabobank Capital Funding Trust
07/06/10 to 09/14/10	0.210 to 0.460	186,490,000	186,464,160
Ranger Funding Company LLC (S)
07/19/10 to 07/26/10	0.320 to 0.330	26,837,000	26,832,493
Ranger Funding Company LLC
07/07/10 to 07/13/10	0.300 to 0.310	125,000,000	124,991,250
Societe Generale North America, Inc.
07/06/10 to 08/27/10	0.240 to 0.420	312,100,000	312,041,801
State Street Corp.
08/10/10 to 09/09/10	0.380 to 0.480	85,000,000	84,947,100
UBS Finance (Delaware) LLC
07/01/10 to 08/13/10	0.140 to 0.295	309,005,000	308,963,750
United Technologies
07/01/10	0.050 to 0.070	118,000,000	118,000,000
Westpac Banking Corp.
09/28/10	0.380	45,000,000	44,950,500
Westpac Securities NZ, Ltd.
01/21/11	0.428	46,000,000	45,989,880
Yorktown Capital LLC
07/15/10	0.270	2,555,000	2,554,732

5

John Hancock Collateral Investment Trust

As of June 30, 2010 (Unaudited)

Maturity Date	Yield*	Par value	Value

Corporate Interest-Bearing Obligations 24.48%			$1,588,000,754

(Cost $1,588,698,352)
Abbey National Treasury Services PLC (P)
12/10/10	0.390%	$23,000,000	22,994,710
American Honda Finance Corp. (S)
12/15/10	5.125	16,500,000	16,794,872
Bank of America Corp.
08/01/10	4.500	60,611,000	60,735,675
Bank of America Corp.(P)
08/02/10 to 08/13/10	0.444 to 0.593	188,105,000	188,118,570
Bank of America NA (P)
01/27/11	0.447	70,000,000	70,014,770
Bank of Nova Scotia (P)
07/15/10	0.303	15,000,000	15,000,300
BNP Paribas Finance, Inc.
07/01/10	0.030	129,300,000	129,300,000
Credit Suisse USA, Inc. (P)
08/16/10	0.636	39,100,000	39,104,809
General Electric Capital Corp.
10/21/10	4.875	10,000,000	10,116,940
General Electric Capital Corp. (P)
08/20/10 to 02/01/11	0.366 to 0.794	276,704,000	276,894,007
JPMorgan Chase & Company (P)
01/17/11	0.474	132,828,000	132,911,814
The Bank of New York Mellon Corp.
01/14/11	4.950	7,385,000	7,537,308
Toronto-Dominion Bank (P)
07/13/10	0.298	50,000,000	49,998,000
US Bancorp
07/29/10	4.500	45,740,000	45,838,341
US Central Federal Credit Union (P)
10/19/11	0.304	23,000,000	22,984,601
Wachovia Corp. (P)
07/26/10	0.386	25,000,000	25,003,475
Wal-Mart Stores, Inc.
07/01/10 to 08/15/10	4.125 to 4.750	27,851,000	27,878,217
Wells Fargo & Company
10/29/10	3.980	51,282,000	51,702,256
Wells Fargo & Company (P)
08/20/10 to 01/24/11	0.628 to 0.766	252,900,000	253,089,715
Westpac Banking Corp. (P)(S)
08/13/10 to 12/11/10	0.387 to 0.423	142,000,000	141,982,374

Temporary Liquidity Guarantee Program (X) 6.90%			$447,671,298

(Cost $446,032,807)
Bank of America Corp. (P)
06/22/12	0.738%	$41,000,000	41,283,392
Bank of America NA (P)
09/13/10	0.566	19,000,000	19,012,692

6

John Hancock Collateral Investment Trust

As of June 30, 2010 (Unaudited)

Maturity Date	Yield*	Par value	Value

Temporary Liquidity Guarantee Program (X) (continued)

Citibank NA(P)
07/12/11 to 11/15/12	0.391 to 0.528%	$86,000,000	$86,216,403
Citigroup Funding, Inc. (P)
07/30/10 to 03/30/12	0.438 to 0.833	29,000,000	28,996,461
Citigroup, Inc. (P)
12/09/11	1.150	22,340,000	22,591,057
General Electric Capital Corp. (P)
03/11/11 to 03/12/12	0.617 to 0.736	18,000,000	18,079,844
JPMorgan Chase & Company
12/01/10	2.625	25,000,000	25,230,225
JPMorgan Chase & Company (P)
02/23/11 to 12/26/12	0.564 to 0.787	60,000,000	60,339,529
Morgan Stanley (P)
02/10/12 to 06/20/12	0.654 to 0.889	55,000,000	55,396,613
PNC Funding Corp. (P)
04/01/12	0.733	10,000,000	10,058,890
State Street Bank & Trust Company (P)
09/15/11	0.737	10,000,000	10,039,690
The Goldman Sachs Group, Inc. (P)
11/09/11 to 03/15/12	0.624 to 0.737	36,000,000	36,149,052
The Huntington National Bank (P)
06/01/12	0.938	18,000,000	18,182,664
Union Bank NA (P)
03/16/12	0.737	6,000,000	6,031,656
Wells Fargo & Company (P)
06/15/12	0.757	10,000,000	10,063,130

U.S. Government & Agency Obligations 3.62%			$235,094,160

(Cost $235,000,000)
Federal Home Loan Bank
04/13/11 to 06/24/11	0.570 to 0.750%	$235,000,000	235,094,160

Total investments (Cost $6,483,218,973)† 99.95%			$6,484,268,594

Other assets and liabilities, net 0.05%			$2,985,547

Total net assets 100.00%			$6,487,254,141

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,481,813,276 or 22.85% of the Fund's net assets as of June 30, 2010.

(X) These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

7

John Hancock Collateral Investment Trust

As of June 30, 2010 (Unaudited)

† At June 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $6,483,218,973. Net unrealized appreciation aggregated $1,049,621, of which $1,893,421 related to appreciated investment securities and $843,800 related to depreciated investment securities.

8

John Hancock Collateral Investment Trust

Statement of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets

Investments, at value (Cost $6,483,218,973)	$6,484,268,594
Cash	3,707
Interest receivable	4,746,484
Total assets	6,489,018,785

Liabilities

Distributions payable	1,579,102
Payable to affiliates
Chief compliance officer fees	2,877
Transfer agent fees	8,217
Trustees' fees	14,259
Other liabilities and accrued expenses	160,189
Total liabilities	1,764,644

Net assets

Capital paid-in	$6,486,210,547
Accumulated net realized loss on investments	(6,027)
Net unrealized appreciation on investments	1,049,621
Net assets	$6,487,254,141

Net asset value per share

Based on 648,140,506 shares of beneficial
interest outstanding — unlimited number of
shares authorized with no par value	$10.01

The accompanying notes are an integral part of the financial statements.

9

John Hancock Collateral Investment Trust

Statement of Operations — June 30, 2010 (Unaudited)

Investment income

Interest	$8,733,409

Expenses

Investment management fees (Note 4)	1,048,772
Accounting and legal services fees (Note 4)	198,557
Transfer agent fees (Note 4)	49,589
Trustees' fees (Note 4)	25,790
Professional fees	75,231
Custodian fees	208,331
Registration and filing fees	8,719
Chief compliance officer fees (Note 4)	17,356
Other	63,741
Total expenses	1,696,086

Net investment income	7,037,323

Realized and unrealized gain (loss)

Net realized loss on investments	(6,027)
Change in net unrealized appreciation
(depreciation) on investments	(515,241)

Net realized and unrealized loss	(521,268)

Increase in net assets from operations	$6,516,055

The accompanying notes are an integral part of the financial statements.

10

John Hancock Collateral Investment Trust

Statements of Changes in Net Assets

	For the six-
	month period
	ended	Period ended
	6/30/10	12/31/09[1]
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$7,037,323	$6,319,754
Net realized loss	(6,027)	—
Change in net unrealized appreciation
(depreciation)	(515,241)	1,564,862
Increase in net assets resulting from
operations	6,516,055	7,884,616

Distributions to shareholders
From net investment income	(6,892,502)	(6,464,575)
From Fund share transactions (Note 5)	1,586,716,675	4,899,493,872

Total increase	1,586,340,228	4,900,913,913
Net assets

Beginning of period	4,900,913,913	—
End of period	$6,487,254,141	$4,900,913,913
Accumulated distributions in excess of net
investment income	—	($144,821)

1 Period from 6-1-09 (inception date) to 12-31-09.

The accompanying notes are an integral part of the financial statements.

11

John Hancock Collateral Investment Trust

Financial Highlights (For a share outstanding throughout the period)

Period ended	6/30/10[1]	12/31/09[2]
Per share operating performance

Net asset value, beginning of period	$10.01	$10.00
Net investment income[3]	0.01	0.02
Net realized and unrealized gain on investments	—	0.01
Total from investment operations	0.01	0.03

Less distributions
Net investment income	(0.01)	(0.02)
Net asset value, end of period	$10.01	$10.01
Total Return (%)[4,5]	0.11	0.29

Ratios and supplemental data

Net Assets, end of period (in millions)	$6,487	$4,901
Ratios (as a percentage of average net assets)
Expenses	0.06[6]	0.09[7]
Net investment income	0.23[6]	0.29[7]
Portfolio Turnover Rate (%)	57	9

1 Semiannual period from 1-1-10 to 6-30-10. Unaudited.

2 Period from 6-1-09 (inception date) to 12-31-09.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Annualized.

7 All expenses have been annualized except organizational fees, which were 0.01% of average net assets and are non-recurring. This expense decreased the net investment income by less than $0.005 and the net investment income ratio by 0.01%.

The accompanying notes are an integral part of the financial statements.

12

John Hancock Collateral Investment Trust (unaudited)

Notes to financial statements

Note 1 - Organization

John Hancock Collateral Investment Trust (the Fund) is a Massachusetts business trust organized on May 19, 2009. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is the successor to John Hancock Cash Investment Trust (CIT). The Fund acquired all the assets and liabilities of CIT in a non-taxable exchange for shares of the Fund. The Fund commenced operations on June 1, 2009 upon the completion of this transaction. The current investors in the Fund are affiliated funds of John Hancock Mutual Funds family of funds. The Fund serves as an investment vehicle for cash collateral received by the affiliated funds for securities lending.

The investment objective of the Fund is to maximize income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The Fund invests only in U.S. dollar denominated securities rated within the two highest short-term credit categories and their unrated equivalents. The Fund is a floating net asset value (NAV) fund and its NAV may fluctuate.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. All investments as listed in the Portfolio of Investments at June 30, 2010, are Level 2 under the hierarchy discussed above. Debt obligations, including short term debt investments, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as determined in good faith by the Fund’s pricing committee in accordance with procedures adopted by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be

13

placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. The Fund records distributions to affiliated fund shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions net of fee paid to the affiliated fund security lending agent, if any, are distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 - Fees and transactions with affiliates

MFC Global Investment Management (U.S.), LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Placement Agent) performs services related to the offering and sale of shares of the Fund. The Adviser, and affiliate of the Fund, and the Placement Agent are indirect wholly owned subsidiary of Manulife Financial Corporation.

Management fee. The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $1,500,000,000 of the Fund’s average daily net assets and (b) 0.03% of the Fund’s average daily net assets in excess of $1,500,000,000.

The investment management fees incurred for the six months ended June 30, 2010, were equivalent to an annual effective rate of 0.035% of the Fund’s average daily net assets.

Placement Agent fee. The Fund has an agreement with the Placement Agent. Under the agreement the Fund pays a fee of $100 per year as compensation for the services to be rendered by the Placement Agent, plus any expenses.

14

Accounting and legal services. The Fund has an agreement with the affiliates of the Adviser to perform necessary tax, accounting, compliance, legal and other administrative services of the Fund. The Fund pays the affiliates, monthly in arrears for these services at a rate of 0.02% of the Fund’s average daily net assets, up to a maximum of $400,000 annually. The accounting and legal service fees incurred for the six month period ended June 30, 2010, were equivalent to an annual effective rate of 0.01% of the Fund’s average daily net assets.

Chief Compliance Officer services. The Fund has contracted with the Adviser’s Chief Compliance Office (CCO) to provide certain services, including on-going evaluation of the Fund’s Federal Security Law policies and procedures. In addition, the CCO will provide annual reporting to the Board of Trustees detailing the results of this review. The Fund pays an annual flat rate of $35,000 to the Adviser, paid monthly in arrears, for these services.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates.

Transfer agent fees. The Fund has a transfer agent agreement with the Adviser and John Hancock Signature Services, Inc. (Transfer Agent), an affiliate of the Adviser. The Fund pays the Transfer Agent monthly a fee which is based on an annual rate of $100,000. The Fund also pays certain out-of-pocket expenses.

Note 5 - Fund share transactions

Transactions in Fund shares for the periods ended June 30, 2010 and December 31, 2009, along with the corresponding dollar value:

	For the six-month period ended		Period ended
	6/30/10		12/31/09[1]

	Shares	Amount	Shares	Amount

Common shares
Sold	1,723,322,284	$17,248,173,912	1,617,448,284	$16,190,461,263
Issued in acquisition of CIT	—	—	175,181,953	1,751,819,527
Repurchased	(1,564,808,666)	(15,661,457,237)	(1,303,003,349)	(13,042,786,918)

Net increase	158,513,618	$1,586,716,675	489,626,888	$4,899,493,872

1 Period from 6-1-09 (inception date) to 12-31-09.

Note 6 - Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the six month period ended June 30, 2010, aggregated $784,350,000 and $641,667,020, respectively.

15

More information

Trustees	Investment adviser
Harlan D. Platt*	MFC Global Investment Management (U.S.), LLC
John A. Frabotta*
Frank Saeli†	Placement agent
*Member of the Audit Committee	John Hancock Funds, LLC
†Non-Independent Trustee
Custodian
Officers	State Street Bank and Trust Company
Barry H. Evans
President and Chief Executive Officer	Transfer agent
Carolyn M. Flanagan	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Thomas M. Kinzler	Legal counsel
Assistant Secretary	K&L Gates LLP
William E. Corson
Chief Compliance Officer
Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley Act, which
Assistant Chief Compliance Officer	requires mutual funds and other public companies to affirm
Charles A. Rizzo	that, to the best of their knowledge, the information in their
Chief Financial Officer	financial reports is fairly and accurately stated in all material
Diane Landers	respects.
Chief Administrative Officer
Michael J. Leary
Treasurer
Ismail Gunes
Assistant Treasurer

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q.
The Fund’s Form N-Q is available on the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee)
at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

16

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
-------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	August 23, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	August 23, 2010